Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 1,901,764	$ 858,198
Clients 1-5
Disaggregation of Revenue [Line Items]
Revenue	544,625	394,194
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	287,740	124,098
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	362,192	141,124
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 707,207	$ 198,782
Customer A | Customer concentration risk | Revenue benchmark
Disaggregation of Revenue [Line Items]
Customer concentration risk		19.10%
Customer B | Customer concentration risk | Revenue benchmark
Disaggregation of Revenue [Line Items]
Customer concentration risk		11.10%